Segment Reporting - Summary of Timing of Recognition of Group Revenue (Parenthetical) (Detail) - Performance obligations satisfied at point in time [member] - Operating segments [member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Proprietary development segment [member]
Disclosure of performance obligations [line items]
Performance obligations fulfilled in previous periods	€ 29.1	€ 0.0
Partnered discovery segment [member]
Disclosure of performance obligations [line items]
Performance obligations fulfilled in previous periods	€ 32.9	€ 19.0